Business Combination (Details)				0 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Oct. 31, 2012 Chinabank Payment and Chinabank Payment Technology CNY	Dec. 31, 2014 Chinabank Payment and Chinabank Payment Technology CNY	Oct. 31, 2012 Chinabank Payment and Chinabank Payment Technology CNY	Oct. 31, 2012 Chinabank Payment and Chinabank Payment Technology Online payment and other licenses	Oct. 31, 2012 Chinabank Payment and Chinabank Payment Technology Online payment and other licenses CNY
Business combination
Equity interests acquired				100.00%
Tangible assets acquired and liabilities assumed
Cash						5,781,000
Accounts payable						(53,936,000)
Advance from customers						(6,552,000)
Others						(3,442,000)
Identifiable intangible assets:
Intangible assets acquired								189,000,000
Identifiable net assets acquired						130,851,000
Cash consideration				145,500,000
Goodwill	422,665,000	2,622,470,000	14,649,000			14,649,000
Amortization years							15 years
Goodwill measurement period adjustment					0